Fair value of financial assets and liabilities - Income or expense from financial instruments by category (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL				₩ 903,451	₩ 481,202
Financial assets at FVTOCI		₩ 1,389,542		964,781	637,396
Financial instruments at FVTPL		2,041,520
Financial instruments designated to be measured at FVTPL		(19,647)	[1]	0	0
Securities at amortized cost		646,343		776,964	512,095
Loans and other financial assets at amortized cost		18,990,572		17,609,882	13,193,428
Financial liabilities at amortized cost		(13,108,254)		(11,885,880)	(5,948,183)
Net derivatives (Designated for hedging)		128,646		15,678	78,822
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, net of tax		1,831
Total		10,068,722		8,384,876	8,954,760
Interest Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL				192,094	106,698
Financial assets at FVTOCI		1,281,642		999,407	632,615
Financial instruments at FVTPL		236,793
Financial instruments designated to be measured at FVTPL	[1]	0
Securities at amortized cost		643,056		782,513	515,246
Loans and other financial assets at amortized cost		19,851,850		18,667,540	13,399,990
Financial liabilities at amortized cost		(13,108,310)		(11,887,127)	(5,950,277)
Net derivatives (Designated for hedging)		0		0	0
Total		8,905,031		8,754,427	8,704,272
Fees and Commissions Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL				514	(134)
Financial assets at FVTOCI		951		1,621	1,606
Financial instruments at FVTPL		1,174
Financial instruments designated to be measured at FVTPL	[1]	0
Securities at amortized cost		0		0	0
Loans and other financial assets at amortized cost		566,911		578,387	600,902
Financial liabilities at amortized cost		56		1,247	2,094
Net derivatives (Designated for hedging)		0		0	0
Total		569,092		581,769	604,468
Reversal (provision) of credit loss
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL				0	0
Financial assets at FVTOCI		(8,868)		(16,542)	827
Financial instruments at FVTPL		0
Financial instruments designated to be measured at FVTPL	[1]	0
Securities at amortized cost		3,287		(5,549)	(3,151)
Loans and other financial assets at amortized cost		(1,715,074)		(1,839,987)	(881,668)
Financial liabilities at amortized cost		0		0	0
Net derivatives (Designated for hedging)		0		0	0
Total		(1,720,655)		(1,862,078)	(883,992)
Gain or loss on transaction and valuation
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL				488,486	238,502
Financial assets at FVTOCI		96,620		(37,641)	(21,498)
Financial instruments at FVTPL		1,512,430
Financial instruments designated to be measured at FVTPL	[1]	(19,647)
Securities at amortized cost		0		0	0
Loans and other financial assets at amortized cost		286,885		203,942	74,204
Financial liabilities at amortized cost		0		0	0
Net derivatives (Designated for hedging)		128,646		15,678	78,822
Total		2,004,934		670,465	370,030
Others
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL				222,357	136,136
Financial assets at FVTOCI		19,197		17,936	23,846
Financial instruments at FVTPL		291,123
Financial instruments designated to be measured at FVTPL	[1]	0
Securities at amortized cost		0		0	0
Loans and other financial assets at amortized cost		0		0	0
Financial liabilities at amortized cost		0		0	0
Net derivatives (Designated for hedging)		0		0	0
Total		₩ 310,320		₩ 240,293	₩ 159,982

[1]	The amounts recognized in other comprehensive income related to financial liabilities designated to be measured at FVTPL are 1,831 million Won during the year ended December 31, 2024.